Net Loss Per Share (Details) - shares shares in Millions	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of net loss per share	5.4	5.3